Filed Pursuant to Rule 497(a)
File No. 333-166636

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Investing in America’s Growth Learn More Business Development Corporation of America (“BDCA”) is an SECregistered non-traded fund that invests in both the debt and equity of private companies throughout the United States. BDCA was formed to allow individual investors the opportunity to invest in the debt and equity securities of privately owned middle market companies—those companies with annual revenues from $5 million to $1 billion. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION The business landscape in the United States is extremely broad and diverse. There are over 6 million businesses in our country, or almost 1 business for every 50 Americans. The vast majority of these firms are, however, relatively small with less than $5 million in annual revenues. 1 (Exhibit A) Companies in the United States with annual revenues between $5 million to $1 billion are commonly referred to as “Middle Market.” 2 The middle market is a dynamic group of over 360,000 businesses that are generally privately owned with almost 90% having annual sales of between $5 million to $50 million (Exhibit B). 1 The middle market is a significant contributor to the U.S. economy accounting for roughly 40% of the U.S. GDP and employing over 40% of the entire American workforce. 1 1 U.S. Census Bureau, 2007 Economic Census (next report in 2012). 2 Richard M. Trottier, Middle Market Strategies: How Private Companies Use the Market to Create Value (Hoboken, N.J.: John Wiley & Sons, 2009). Business in America Exhibit A: American Business 1,2 Exhibit B: American Middle Market Companies 1,2 The Middle Market Business in America The business landscape in the United States is extremely broad and diverse. There are over 6 million businesses in our country, or almost 1 business for every 50 Americans. The vast majority of these firms are, however, relatively small with less than $5 million in annual revenues.(1) (Exhibit A) Exhibit A American Business (1),(2) The Middle Market Companies in the United States with annual revenues between $5 million to $1 billion are commonly referred to as “Middle Market.” (2) The middle market is a dynamic group of over 360,000 businesses that are generally privately owned with almost 90% having annual sales of between $5 million to $50 million (Exhibit B).(1) The middle market is a significant contributor to the U.S. economy accounting for roughly 40% of the U.S. GDP and employing over 40% of the entire American workforce.(1) Exhibit B American Middle Market Companies (1),(2) By general consensus, the middle market comprises businesses with revenue between $5 million and $1 billion. Business Development Corporation of America (“BDCA”) is an innovative fund that was formed to allow individual investors the opportunity to invest in the debt and equity securities of privately owned middle market companies. How Does a BDC Work? Recognizing the important contribution that small and middle market businesses make to the American economy, Congress passed the Small Business Investment Act in 1980 to allow for an increased flow of capital to privately owned U.S. companies. The result was the formation of Business Development Companies or BDCs. BDCs are investment vehicles that allow investors to pool capital in a tax efficient manner in order to invest in the debt and equity of privately held American businesses (Exhibit C). BDCs are exempt from all entity level taxation as long as certain regulatory and IRS guidelines are met. This exemption allows all earnings and capital gains to be passed through to the individual investor. Exhibit C BDC Mechanics BDC’s allows a tax-efficient flow of capital from investors to privately held U.S. companies. Sources (for this page): 1 U.S. Census Bureau, 2007 Economic Census (next report in 2012). 2 Richard M. Trottier, Middle Market Strategies: How Private Companies Use the Market to Create Value (Hoboken, N.J.: John Wiley & Sons, 2009). 0 50,000 100,000 150,000 200,000 174,000 $5 - 10m 156,000 $10 - 50m 21,000 $50 - 100m 18,000 $100 - 1b Annual Revenues # of Companies # of U.S. Businesses Annual Revenue Designation 5,700,000 Under $5m Small Business 369,000 $5m – $1b Middle Market 2,600 Over $1b Large Corporate 0 50,000 100,000 150,000 200,000 The Middle Market Companies in the United States with annual revenues between $5 million to $1 billion are commonly referred to as “Middle Market.” (2) The middle market is a dynamic group of over 360,000 businesses that are generally privately owned with almost 90% having annual sales of between $5 million to $50 million (Exhibit B).(1) The middle market is a significant contributor to the U.S. economy accounting for roughly 40% of the U.S. GDP and employing over 40% of the entire American workforce.(1) Exhibit B American Middle Market Companies (1),(2) By general consensus, the middle market comprises businesses with revenue between $5 million and $1 billion. owned U.S. companies. The result was the formation of Business Development Companies or BDCs. BDCs are investment vehicles that allow investors to pool capital in a tax efficient manner in order to invest in the debt and equity of privately held American businesses (Exhibit C). BDCs are exempt from all entity level taxation as long as certain regulatory and IRS guidelines are met. This exemption allows all earnings and capital gains to be passed through to the individual investor. Exhibit C BDC Mechanics BDC’s allows a tax-efficient flow of capital from investors to privately held U.S. companies. Sources (for this page): 1 U.S. Census Bureau, 2007 Economic Census (next report in 2012). 2 Richard M. Trottier, Middle Market Strategies: How Private Companies Use the Market to Create Value (Hoboken, N.J.: John Wiley & Sons, 2009). 0 50,000 100,000 150,000 200,000 174,000 $5 - 10m 156,000 $10 - 50m 21,000 $50 - 100m 18,000 $100 - 1b Annual Revenues # of Companies # of U.S. Businesses Annual Revenue Designation 5,700,000 Under $5m Small Business 369,000 $5m – $1b Middle Market 2,600 Over $1b Large Corporate 0 50,000 100,000 150,000 200,000 AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

 About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Recognizing the important contribution that small and middle market businesses make to the American economy, Congress passed the Small Business Investment Act in 1980 to allow for an increased flow of capital to privately owned U.S. companies. The result was the formation of Business Development Companies or BDCs. BDCs are investment vehicles that allow investors to pool capital in a tax advantaged manner in order to invest in the debt and equity of privately held American businesses (Exhibit A). BDCs are exempt from all entity level taxation as long as certain regulatory and IRS guidelines are met. This exemption allows all earnings and capital gains to be passed through to the individual investor. How Does a BDC Work? Exhibit A: BDC Mechanics annual are 2) over privately of 1) to 40% the investment vehicles that allow investors to pool capital in a tax efficient manner in order to invest in the debt and equity of privately held American businesses (Exhibit C). BDCs are exempt from all entity level taxation as long as certain regulatory and IRS guidelines are met. This exemption allows all earnings and capital gains to be passed through to the individual investor. Exhibit C BDC Mechanics BDC’s allows a tax-efficient flow of capital from investors to privately held U.S. companies. Sources (for this page): 1 U.S. Census Bureau, 2007 Economic Census (next report in 2012). 2 Richard M. Trottier, Middle Market Strategies: How Private Companies Use the Market to Create Value (Hoboken, N.J.: John Wiley & Sons, 2009). AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America (“BDCA”) is an SECregistered non-traded fund that invests in both the debt and equity of private companies throughout the United States. BDCA was formed to allow individual investors the opportunity to invest in the debt and equity securities of privately owned middle market companies—those companies with annual revenues from $5 million to $1 billion. Business Development Corporation of America “Our ultimate desire is to provide capital to secure the financial foundations that will position middle market companies for greater success.” — Peter M. Budko, Chief Executive Officer, BDCA Adviser, LLC AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search BDCA intends to conduct this fund with the goal of achieving the following investment objectives: ● Create current yield by making loans to established American companies ● Seek to pay monthly distributions covered by investment earnings 1 ● Secure our loan investments with potential liens on borrower assets ● Target capital appreciation opportunities with targeted equity investments and warrants ● Maintain a broadly diversified portfolio of investments ● Create a liquidity event following offering’s termination 2 * There can be no assurance that we will achieve any of our stated objectives. 1 Distributions are not guaranteed. We may not be able to pay or maintain distributions and they are subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may pay distributions from the net proceeds of our offering, from our borrowings, or from other sources. Payment of fees to our adviser as well as the payment of operating expenses will reduce cash available for distributions. 2 If our Board does not decide to pursue a liquidity event, or if we fail to receive stockholder approval for a liquidity event, the Company could operate indefinitely. Investment Objectives* AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

BDCA seeks to allow investors the opportunity to participate in the debt and equity securities of a diversified portfolio of established middle market private companies in the United States. Our target investment will be loans that are potentially secured by company assets (Exhibit A). In order to provide additional capital appreciation opportunities, we will also seek opportunities to invest in the equity of our portfolio companies either through warrants or direct investment. BDCA Investment Strategy Exhibit A: Capital Structure Diagram About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

The current environment creates opportunities for BDCA to make what we believe are attractively priced investments that seek to provide current income as well as the potential for capital appreciation. The market opportunity leading us to consider middle market financing as an attractive opportunity are as follows: ● Fewer Lenders: Many banks have reduced or eliminated lending to small and middle market companies. 1 ● Large Borrower Pool: Middle market companies, a vast universe of over 360,000 businesses, represent a significant portion of the U.S. economy. 2 ● Discounted Loans for Sale: Reduced loan values in the secondary market have created opportunities to purchase existing loans at discounts to par value. 3 ● Low Valuations: Current low company valuations and low debt multiples provide greater security and more value resulting from greater cash flow coverage for these investments. 1 (Exhibit A) * There is no guarantee that market conditions will continue to exist or be profitable. 1 S&P Leveraged Commentary & Data (“S&P LCD”); Credit Pro. 2 U.S. Census Bureau, 2007 Economic Census (next report in 2012). 3 S&P/LSTA Leveraged Loan Index Companies are often valued by placing a multiple on that company’s earnings before interest, taxes, depreciation and amortization or “EBITDA.” For example, if a company produces EBITDA of $1 million and the corporate valuation is 3 times EBITDA, that company would be worth $3 million. The chart shown illustrates advance rates, or loan issuer total debt as a multiple of EBITDA. Advance Rates (Loan issuer total debt as a multiple of EBITDA – 12-month average) Links To Related Materials: ● Middle Market Lending: Why Buy Middle Market Loans? ● Valuations: How are Middle Market Firms Valued? ● Advance Rates Illustration and Overview Market Opportunity * Exhibit A: Loan Advance Rates 1 } Low Valuations: Current low company valuations and debt multiples provide greater security and cash flow coverage for our investments.(1) (Exhibit G) Exhibit G Low Leveraged Loans (1) Loan issuer total debt as a multiple of EBITDA (12-month averages) Sources (for the last page and this page): 1 S&P Leveraged Commentary & Data (“S&P LCD”); Credit Pro. 2 Richard T. Slee and Richard M. Trottier, “Capital Market Segmentation Matters,” Business Appraisal Practices (Summer 2006). 3 U.S. Census Bureau, 2007 Economic Census (next report in 2012). 4 S&P/LSTA Leveraged Loan Index the middle investment to seek either make current to of S. secondary at 5.5x 5.0x 4.5x 4.0x 3.5x 3.0x 4.0x 2000 3.7x 2001 3.8x 2002 3.9x 2003 4.2x 2004 4.3x 2005 4.4x 2006 4.9x 2007 3.8x 2008 4.0x 2009 3.9x 2010 About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT Product Type Business Development Company Investments Debt and equity of U.S. middle market companies Offering Size $1.5 Billion Initial Price $10.00 per share 1 Minimum Initial $1,000 (100 shares) Investments Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,000 2 Distributions Paid Monthly 3 Distribution Reinvestment Yes 4 Plan Share Repurchase Plan Subject to a one year holding period with limited exceptions, shareholders can participate at: (a) 92.5% of public offering price for shares continuously held for at least one year, and (b) 95.0% of public offering price for shares continuously held for at least two years. Shares repurchased: (1) will be limited to the number of shares we can repurchase with proceeds from the distribution reinvestment plan in that quarter, and (2) will not exceed 10% of the weighted average shares outstanding in the prior year. Please read the prospectus for more complete detail of the terms, conditions and limitations of the Share Repurchase Plan. Offering Details . 1 If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. 2 Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. 3 Distributions are not guaranteed. We may not be able to pay or maintain distributions and they are subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may pay distributions from the net proceeds of our offering, from our borrowings, or from other sources. Payment of fees to our adviser as well as the payment of operating expenses will reduce cash available for distributions. 4 Detailed information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan.

OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Investing in our common stock may be considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. Below are risk factors you should consider before buying shares of our common stock. A more detailed description of the associated risks of the investment is found in the prospectus. ● This is a blind pool offering. We have not identified specific investments that we will make with the proceeds of this offering, and therefore you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. ● We are a thinly capitalized new company and have no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective. ● Current market conditions have adversely affected the capital markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. We do not expect these conditions to improve in the near future, and these conditions may make it more difficult for us to achieve our investment objective. ● The amount of any distributions we pay is uncertain. Our distributions to our stockholders may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we pay may be paid from the net proceeds of our offering, from our borrowings, or from other sources, and may represent a return of capital to you. ● A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments. ● Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse. ● Our investment adviser, BDCA Adviser, LLC (the Adviser") and its affiliates face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner but which may result in actions that are not in your best interests. ● The potential for our Adviser to earn incentive fees under the investment advisory and management services agreement may create an incentive for the Adviser to enter into investments that are riskier or more speculative than would otherwise be the case, and our Adviser may have an incentive to increase portfolio leverage in order to earn higher management fees. ● We may borrow funds to make investments. As a result, we would be exposed to the risks of borrowing, also known as leverage, which may be considered a speculative investment technique. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested, therefore increasing the risks associated with investing in our securities. Moreover, any assets we may acquire with leverage will be subject to management fees payable to our Adviser. ● We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. ● Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your shares. ● Our investments, especially until we raise significant capital from this offering, may be concentrated in over-the-counter debt securities of a limited number of issuers which will likely carry lower yields than those we will seek in future customized financings, which could result in a lower distribution than we have estimated and magnify the effect of any losses suffered by a few of these investments. ● We will be subject to financial market risks, including changes in interest rates which may have a substantial negative impact on our investments. ● As a result of the annual distribution requirement to qualify as a Registered Investment Company under the Internal Revenue Code, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all. ● We intend to qualify as a RIC but may fail to do so. Such failure would subject us to U.S. federal income tax on all of our income, which would have a material adverse effect on our financial performance. ● We established the offering price for our shares of common stock on an arbitrary basis, and the offering price may not accurately reflect the value of our assets. ● The purchase price for our shares will be determined at each closing date. As a result, your purchase price may be higher than the prior closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior closing price. ● This is a “best efforts” offering and if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. ● One of our potential exit strategies is to list our shares for trading on a national exchange, and shares of publicly traded closed-end investment companies frequently trade at a discount to their net asset value. In such case, we would not be able to predict whether our common stock would trade above, at or below net asset value. This risk is separate and distinct from the risk that our net asset value per share may decline. ● The management of multiple REITs by our executive officers of our Adviser may significantly reduce the amount of time spent on activities related to us and cause other conflicts of interest, which may cause operating results to suffer. ● We will compete for investors with other programs of our sponsor. Risk Factors AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY.

Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION BDCA Adviser's Executive Team BDCA Adviser, LLC, a registered investment adviser, will be responsible for the overall management of BDCA’s activities and will be responsible for making investment decisions with respect to the portfolio. Key team members include: Nicholas S. Schorsch Chief Executive Officer Mr. Schorsch currently serves as a director and Chief Executive Officer of Business Development Corporation of America (“BDCA”). He is also coFounder and Chairman and CEO of American Realty Capital (“ARC”), a fullservice real estate advisory firm. ARC is the parent company of Realty Capital Securities, LLC (“RCS”),(member FINRA/SIPC) registered brokerdealer with an open architecture platform in the direct investment space. He holds executive management positions for all of the public, nontraded direct investment offerings sponsored by ARC and which are distributed by RCS. From September 2002 until August 2006, Mr. Schorsch served as CEO of American Financial Realty Trust (NYSE: “AFR”) which he took public in 2003. Mr. Schorsch served as CEO and President of American Financial Resource Group (“AFRG”) from 1995 to 2002. AFRG was AFR’s predecessor and a private equity firm founded for the purpose of acquiring operating companies and other assets. Through AFRG and its successor corporation, AFRT, Mr. Schorsch has executed in excess of 1,000 acquisitions, acquiring both businesses and real estate property with transactional value of approximately $5 billion. Mr. Schorsch was dubbed the “Banker’s Landlord” by the Philadelphia Inquirer, and is the recipient of the Ernst & Young 2003 Entrepreneur of the Year, award for real estate in the greater Philadelphia area. He also served on the board of NAREIT from 2005 to 2006. William M. Kahane President Mr. Kahane is currently the President of BDCA. He is also coFounder, President and COO of American Realty Capital. He holds executive management positions in all of the public, nontraded investment offerings sponsored by ARC and distributed by RC Securities. Mr. Kahane has been active in the acquisition, structuring and financial management of commercial real estate investments for 35 years. Mr. Kahane began his career as a real estate attorney. From 1981 to 1992 Mr. Kahane worked at Morgan Stanley, where he launched their real estate offices in Los Angeles and Tokyo, and built the firm’s real estate investment banking practices in Japan, Asia and Europe. Mr. Kahane was the Chief Investment Officer of Hong Kong based Robert H. Burns Holdings Ltd. from 1992 to 1998, a firm which actively invested in real estate, private equity and publically traded securities. Mr. Kahane chaired the Board of Directors of Catellus Development Corp., a NYSE growthoriented real estate development company, from 1999 to 2001, and was a member of the board from 1997 to 2005. He was a trustee of NYSEtraded American Financial Realty Trust from 2003 to 2006, and served as Chairman of the Finance Committee. Mr. Kahane currently is a member of the investment committee at Aetos Capital Asia Advisors, a $3 billion series of opportunistic funds focusing on assets primarily in Japan and China. Peter M. Budko Chief Executive Officer, BDCA Adviser, LLC Mr. Budko currently serves as CEO of BDCA Adviser. In addition, Mr. Budko is the Executive Vice President and Chief Investment Officer for ARCT III. Mr. Budko founded and formerly served as Managing Director and Group Head of the Structured Asset Finance Group, a division of Wachovia Capital Markets from 1997 to 2006. As head of this group, Mr. Budko had responsibility for a diverse platform of structured financial and credit products, including commercial asset securitization; net lease real estate financing and acquisitions; structured tax free asset exchange solutions and qualified intermediary services for real estate exchange investors. While at Wachovia, Mr. Budko acquired over $5 billion of assets. From 1987 to 1997, Mr. Budko worked in the Private Placement and Corporate Real Estate Finance Groups at NationsBank Capital Markets (predecessor to Bank of America Securities), becoming head of the Corporate Real Estate Finance group in 1990. Within the Private Placement group, Mr. Budko was responsible for the origination, structuring and placement of highly structured debt offerings by corporate issuers within NationsBank. Throughout his 25 year financial career, Mr. Budko has developed significant knowledge and experience with the underwriting, financing and placement of a wide variety of complex and structured corporate debt, equity and real estate structures. Brian Block Chief Financial Officer and Treasurer Learn More About BDCA HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search

Mr. Block currently serves as Chief Financial Officer and Treasurer of BDCA. In addition, he serves as CFO of ARC and all other public, nontraded direct investment offerings sponsored by ARC. He is responsible for the accounting, finance and reporting functions at ARC and has extensive experience in SEC reporting requirements and REIT tax compliance matters. Mr. Block has been instrumental in developing ARC’s management and financial infrastructure and positioning the organization for growth. Prior to joining ARC, Mr. Block served as the Senior Vice President and Chief Accounting Officer for American Financial Realty Trust from 2002 to 2007. From 2000 to 2002, Mr. Block was the Chief Financial Officer of a venture capitalbacked technology company. He worked in public accounting at Ernst & Young and Arthur Andersen from 1994 to 2000. He is a certified public accountant and is a member of the AICPA and PICPA. Mr. Block serves on the REIT Committee and Financial Standards Subcommittee of the Investment Program Association. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Overview BDCA’s main investment focus will be on U.S. middle market companies that represent a critical portion of the U.S. economy. This large universe of companies (360,000+) has the ability to expand with the appropriate capital.1 BDCA could potentially invest in the following industries: Professional services Industrial equipment Equipment rental Manufacturing Precast concrete manufacturing Restaurant Consumer products Agricultural services Governmental services Health care products Metal Fabrication Retail Information Services Transportation/Logistics Electronics Manufacturing Industrial Services Media/Marketing Custom Wood Products Tradeshow Infrastructure 1 U.S. Census Bureau. 2007 (next report released in 2012). Latest BDCA News AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search We intend to continue to add securities to our investment portfolio as our offering progresses. The following is our investment portfolio as of August 25, 2011. Portfolio Company / Type of Investment Headquarters Industry Principal Audio Messaging Solutions, LLC 12% Fixed Rate Secured Debt (Maturity – June 16, 2016) Oldsmar, FL Audio Messaging Services $1,085,000 California Healthcare Medical Billing, Inc. 12% Fixed Rate Secured Debt (Maturity – October 17, 2015) Escondido, CA Healthcare Billing and Records Management $230,000 Ceres Management, LLC 14% Fixed Rate Secured Debt (Maturity – May 31, 2013) Austin, TX Aftermarket Automotive and Services Chain $230,000 Condit Exhibits, LLC 18% Fixed Rate Secured Debt (Maturity – July 1, 2013) Denver, CO Tradeshow Exhibits / Custom Displays $230,000 Harrison Hydra-Gen, Ltd. 12% Fixed Rate Secured Debt (Maturity – June 4, 2015) Houston, TX Manufacturer of Hydraulic Generators $230,000 Indianapolis Aviation Partners, LLC 12% Fixed Rate Secured Debt (Maturity – September 15, 2014) Indianapolis, IN FBO / Aviation Support Services $230,000 Mid-Columbia Lumber Products, LLC 12% Fixed Rate Secured Debt (Maturity – December 18, 2011) Madras, OR Specialized Lumber Products $230,000 NTS Holdings, Inc. 12% Fixed Rate Secured Debt (Maturity – April 30, 2015) Houston, TX Trench & Traffic Safety Equipment $230,000 OMi Holdings, Inc. 12% Fixed Rate Secured Debt (Maturity – April 1, 2013) Royse City, TX Manufacturer of Overhead Cranes $1,085,000 OPI International Ltd. 12% Fixed Rate Secured Debt (Maturity – November 30, 2015) Houston, TX Oil & Gas Construction Services $230,000 Pegasus Research Group, LLC (Televerde) 16% Fixed Rate Secured Debt (Maturity – January 6, 2016) Phoenix, AZ Telemarketing and Data Services $230,000 PPL RVs, lnc. 18% Fixed Rate Secured Debt (Maturity – June 10, 2015) Houston, TX Recreational Vehicle Parts and Consignment $230,000 River Aggregates, LLC 12% Fixed Rate Secured Debt (Maturity – March 30, 2016) Porter, TX Construction Aggregates $230,000 Total $4,700,000 Current Investment Portfolio AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Forms BDCA’s forms include: Prospectus and Supplements Contact BDCA BDCA Risk Factors AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION SEC Filings Business Development Corporation of America is required to file quarterly and annual financial reports, 10Q's and 10K's, respectively, with the Securities and Exchange Commission (SEC). 10Q Report (Filed 08/12/11) 10Q Report (Filed 05/12/11) 10K Report (Filed 03/31/11) Unscheduled material events that are of importance to stockholders are disclosed in form 8K. 8K Report (Filed 07/08/11) 8K Report (Filed 06/23/11) For a complete list of all filings with the Securities and Exchange Commission, please click here. Click to View the BDCA Prospectus Contact BDCA for More Information AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search SEC Filings Business Development Corporation of America is required to file quarterly and annual financial reports, 10Q's and 10K's, respectively, with the Securities and Exchange Commission (SEC). 10Q Report (Filed 08/12/11) 10Q Report (Filed 05/12/11) 10K Report (Filed 03/31/11) Unscheduled material events that are of importance to stockholders are disclosed in form 8K. 8K Report (Filed 07/08/11) 8K Report (Filed 06/23/11) For a complete list of all filings with the Securities and Exchange Commission, please click here. Click to View the BDCA Prospectus Contact BDCA for More Information AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America ● 8-K Report (Filed 08/31/11)

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Corporate Governance Audit Committee Charter Compensation Committee Charter Nominating and Corporate Governance Committee Charter BDCA's Prospectus Contact BDCA AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION News Business Development Corporation of America Announces Initial Distributions The board of directors of Business Development Corporation of America has declared a series of distributions representing an annualized yield of 8.11% based on the Company’s current public offering price of $10 per share. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION 23 Jun Select Log in Search AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION How to Invest Offerings are available for investment only through broker dealers with valid selling agreements. Please contact your financial professional to learn more about Business Development Corporation of America and investing in the direct investment programs distributed by Realty Capital Securities. If you do not have a financial professional and would like a reference to one of these firms, please contact invest@rcsecurities.com. Contact Information Realty Capital Securities Three Copley Place Suite 3300 Boston, MA 02116 Telephone: 8773732522 Fax: 8572073397 Email: invest@rcsecurities.com AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Search Middle market loans (“MML’s”) differ from the more well known large corporate loans (“LCL’s”) in a number of ways. Large corporate loans tend to be broadly syndicated among a large group of bank lenders because of their larger size. These loans range in size from $200 million to billions of dollars, and are reserved for the largest public company borrowers. Middle market loans by contrast often have only one lender who has a close relationship with the borrower. The lender will often times have an equity ownership stake in the company through warrants and direct investments. While it may be perceived that middle market loans don’t perform as well as large corporate loans because of their smaller size, the data actually suggests the opposite. Standard & Poor’s (“S&P”) reports that over the past 15-20 years, middle market loans demonstrate better default, recovery and overall loss performance than their larger corporate counterparts 1 (Exhibit A). Exhibit A: Favorable Middle Market Loan Performance 1 * There is no guarantee that these market conditions will continue or be profitable. 1 S&P Leveraged Commentary & Data (“S&P LCD”); Credit Pro. Valuations: How are Middle Market Firms Valued? * from $200 million to billions of dollars, and are reserved for the largest public company borrowers. Middle market loans by contrast often have only one lender who has a close relationship with the borrower. The lender will often times have an equity ownership stake in the company through warrants and direct investments. While it may be perceived that middle market loans don’t perform as well as large corporate loans because of their smaller size, the data actually suggests the opposite. Standard & Poor’s (“S&P”) reports that over the past 15-20 years, middle market loans demonstrate better default, recovery and overall loss performance than their larger corporate counterparts (Exhibit C).(1) Exhibit C Why Buy Middle Market Loans? (1) 100% 80% 60% 40% 20% 0% 86.12% MML < $200 M LCL > $200 M 81.04% Recovery Rates (last 20 years) 5% 4% 3% 2% 1% 0% MML <$100 M LCL > $250 M 0.57% 1.58% Overall Loss Rate† 10% 5% 0% Under $100 M MML LCL $100 M to $249 M $250 M to $499 M $500 M or greater All 4.10% 7.03% 8.56% 8.06% 7.53% Default Rates (1995-2009) { Loan Size MML Loss Rate = (1 - recovery rate of 0.8612%) x default rate of 4.10% LCL Loss Rate = (1 - recovery rate of 0.8104%) x the average LCL default rate of 8.31% { † Loan Size Loan Size Loan Size lower multiples of EBITDA than larger public companies who often trade at 10x EBITDA or greater. Even within the middle market, larger companies receive higher multiple valuations than do smaller businesses. (Exhibit D) Exhibit D Middle Market Company Valuations (2) Company Size Annual EBITDA Trading Multiple Company Value Small Middle Market $500,000 –$15m 3x EBITDA $1.5m – $45m Mid Middle Market $15m –$50m 3-5x EBITDA $45m – $250m Upper Middle Market $50m + 6-10x EBITDA $300m + BDCA can benefit from these lower valuations in two ways: (i) As a lender, a loan based upon a percentage of company value can be repaid more quickly at a more conservative (lower multiple) valuation (Exhibit E), and (ii) As an equity owner, a lower multiple valuation allows for higher dividend payouts from available cash flow in addition to greater appreciation potential. Exhibit E Loan Illustration EBITDA Valuation Company Valuation (CV) Loan at 50% CV Interest Rate Payback Period* Loan 1 $15 million 4x EBITDA $60 million $30 million 12% 3.7 years Loan 2 $500 million 8x EBITDA $4 billion $2 billion 8% 12.8 years * Utilizing 50% of EBITDA for interest and principal amortization. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search Companies are often valued by placing a multiple on that company’s earnings before interest, taxes, depreciation and amortization or “EBITDA.” For example, if a company produces EBITDA of $1 million and the corporate valuation is 3 times EBITDA, that company would be worth $3 million. Middle market companies are typically appraised, and sell, for much lower multiples of EBITDA than larger public companies who often trade at 10x EBITDA or greater. Even within the middle market, larger companies receive higher multiple valuations than do smaller businesses. (Exhibit A) Exhibit A: Middle Market Company Valuations 1 1 S&P Leveraged Commentary & Data (“S&P LCD”); Credit Pro. Middle Market Lending: Why Buy Middle Market Loans? Middle Market Lending Middle market loans (“MML’s”) differ from the more well known large corporate loans (“LCL’s”) in a number of ways. Large corporate loans tend to be broadly syndicated among a large group of bank lenders because of their larger size. These loans range in size from $200 million to billions of dollars, and are reserved for the largest public company borrowers. Middle market loans by contrast often have only one lender who has a close relationship with the borrower. The lender will often times have an equity ownership stake in the company through warrants and direct investments. While it may be perceived that middle market loans don’t perform as well as large corporate loans because of their smaller size, the data actually suggests the opposite. Standard & Poor’s (“S&P”) reports that over the past 15-20 years, middle market loans demonstrate better default, recovery and overall loss performance than their larger corporate counterparts (Exhibit C).(1) Exhibit C Why Buy Middle Market Loans? (1) 100% 80% 60% 40% 20% 0% 86.12% MML < $200 M LCL > $200 M 81.04% Recovery Rates (last 20 years) Business Development Corporation of America Investing in America’s Growth 5% 4% 3% 2% 1% 0% MML <$100 M LCL > $250 M 0.57% 1.58% Overall Loss Rate† 10% 5% 0% Under $100 M MML LCL $100 M to $249 M $250 M to $499 M $500 M or greater All 4.10% 7.03% 8.56% 8.06% 7.53% Default Rates (1995-2009) { Loan Size MML Loss Rate = (1 - recovery rate of 0.8612%) x default rate of 4.10% LCL Loss Rate = (1 - recovery rate of 0.8104%) x the average LCL default rate of 8.31% { † Loan Size Loan Size Loan Size Attractive Middle Market Valuations Companies are often valued by placing a multiple on that company’s earnings before interest, taxes, depreciation and amortization or “EBITDA.” For example, if a company produces EBITDA of $1 million and the corporate valuation is 3 times EBITDA, that company would be worth $3 million. Middle market companies are typically appraised, and sell, for much lower multiples of EBITDA than larger public companies who often trade at 10x EBITDA or greater. Even within the middle market, larger companies receive higher multiple valuations than do smaller businesses. (Exhibit D) Exhibit D Middle Market Company Valuations (2) Company Size Annual EBITDA Trading Multiple Company Value Small Middle Market $500,000 –$15m 3x EBITDA $1.5m – $45m Mid Middle Market $15m –$50m 3-5x EBITDA $45m – $250m Upper Middle Market $50m + 6-10x EBITDA $300m + BDCA can benefit from these lower valuations in two ways: (i) As a lender, a loan based upon a percentage of company value can be repaid more quickly at a more conservative (lower multiple) valuation (Exhibit E), and (ii) As an equity owner, a lower multiple valuation allows for higher dividend payouts from available cash flow in addition to greater appreciation potential. Exhibit E Loan Illustration EBITDA Valuation Company Valuation (CV) Loan at 50% CV Interest Rate Payback Period* Loan 1 $15 million 4x EBITDA $60 million $30 million 12% 3.7 years Loan 2 $500 million 8x EBITDA $4 billion $2 billion 8% 12.8 years * Utilizing 50% of EBITDA for interest and principal amortization. FOR DUE DILIGENCE PURPOSES ONLY — NOT FOR PUBLIC DISTRIBUTION AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Offering Details Product Type Business Development Company Investments Debt and equity of U.S. lower middle market companies Offering Size $1.5 Billion Price $10.00 per share1 Minimum Initial Investments $1,000 Suitability Requirements Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,0002 Distributions Paid Monthly3 Distribution Reinvestment Plan Yes4 Share Repurchase Plan Yes4 (1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share. (2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, MA, ME, MI, NC, NE, NJ, ND, OH, OK, OR, TN and TX. For additional information, please consult the current prospectus. (3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. (4) Detailied information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan. View BDCA's Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search BDCA can benefit from these lower valuations in two ways: (i) As a lender, a loan based upon a percentage of company value can be repaid more quickly at a more conservative (lower multiple) valuation (Exhibit A), and (ii) As an equity owner, a lower multiple valuation allows for higher dividend payouts from available cash flow in addition to greater appreciation potential. Exhibit A: Loan Illustration Advance Rates Overview from $200 million to billions of dollars, and are reserved for the largest public company borrowers. Middle market loans by contrast often have only one lender who has a close relationship with the borrower. The lender will often times have an equity ownership stake in the company through warrants and direct investments. While it may be perceived that middle market loans don’t perform as well as large corporate loans because of their smaller size, the data actually suggests the opposite. Standard & Poor’s (“S&P”) reports that over the past 15-20 years, middle market loans demonstrate better default, recovery and overall loss performance than their larger corporate counterparts (Exhibit C).(1) Exhibit C Why Buy Middle Market Loans? (1) 100% 80% 60% 40% 20% 0% 86.12% MML < $200 M LCL > $200 M 81.04% Recovery Rates (last 20 years) 5% 4% 3% 2% 1% 0% MML <$100 M LCL > $250 M 0.57% 1.58% Overall Loss Rate† 10% 5% 0% Under $100 M MML LCL $100 M to $249 M $250 M to $499 M $500 M or greater All 4.10% 7.03% 8.56% 8.06% 7.53% Default Rates (1995-2009) { Loan Size MML Loss Rate = (1 - recovery rate of 0.8612%) x default rate of 4.10% LCL Loss Rate = (1 - recovery rate of 0.8104%) x the average LCL default rate of 8.31% { † Loan Size Loan Size Loan Size Middle market companies are typically appraised, and sell, for much lower multiples of EBITDA than larger public companies who often trade at 10x EBITDA or greater. Even within the middle market, larger companies receive higher multiple valuations than do smaller businesses. (Exhibit D) Exhibit D Middle Market Company Valuations (2) Company Size Annual EBITDA Trading Multiple Company Value Small Middle Market $500,000 –$15m 3x EBITDA $1.5m – $45m Mid Middle Market $15m –$50m 3-5x EBITDA $45m – $250m Upper Middle Market $50m + 6-10x EBITDA $300m + BDCA can benefit from these lower valuations in two ways: (i) As a lender, a loan based upon a percentage of company value can be repaid more quickly at a more conservative (lower multiple) valuation (Exhibit E), and (ii) As an equity owner, a lower multiple valuation allows for higher dividend payouts from available cash flow in addition to greater appreciation potential. Exhibit E Loan Illustration EBITDA Valuation Company Valuation (CV) Loan at 50% CV Interest Rate Payback Period* Loan 1 $15 million 4x EBITDA $60 million $30 million 12% 3.7 years Loan 2 $500 million 8x EBITDA $4 billion $2 billion 8% 12.8 years * Utilizing 50% of EBITDA for interest and principal amortization. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Privacy Policy PRIVACY NOTICE EFFECTIVE MAY 2011 Committed To Protecting Your Privacy American Realty Capital II, LLC and its affiliates are proud of the strong relationships we have built over the years relationships based on common goals and mutual trust. In serving you, we are committed to providing you with the investment products and services you need now and in the years ahead, and to protecting your personal information along the way. This privacy notice contains information about how we fulfill this commitment to you. We do not disclose any Client Information, except as permitted by law. We do not sell or disclose any Client Information to a third party for their independent use. The sections that follow will describe our information collection and sharing practices, and the safeguards we use to protect your nonpublic personal information. We Collect Information That May Include: l Information that we receive from you personally on applications, forms, or other correspondence, or our website, such as your name, address, phone number, social security number and email address. l Information about your transactions with us, such as your account holdings and transaction history. l Information we receive about you from third parties, such as transfer agents, custodians, financial institutions and credit or service bureaus. In selected situations, as permitted or required by law, we may have to disclose all of the information we collect described above (the “Client Information”) . We Carefully Limit Client Information Sharing, Use and Disclosure We use and share Client Information solely to provide quality investment products and service to our customers. For example, this information enables us to serve and administer your accounts with efficiency and accuracy. We do not disclose any Client Information, except as permitted by law. Under the following circumstances we may disclose Client Information: l When requested by you; l When necessary, in our opinion, to verify or complete a transaction initiated by you; l When complying with law, regulation or a court of government order or request; and l In connection with any merger or consolidation with, or sale of, all or substantially all of our assets to a third party. The Client Information described above may be shared within Realty Capital Securities, LLC, American Realty Capital II, LLC and any of its affiliates, including, but not limited to: American Realty Capital Trust, Inc., American Realty Capital Advisors, LLC, American Realty Capital Daily Net Asset Value Trust, Inc., American Realty Capital Advisors II, LLC, American Realty Capital Trust III, Inc., American Realty Capital Advisors III, LLC, American Realty Capital Healthcare Trust, Inc., American Realty Capital Healthcare Advisors, LLC, American Realty Capital – Retail Centers of America, Inc., American Realty Capital Retail Advisor, LLC, Phillips Edison – ARC Shopping Center REIT, Inc., American Realty Capital II Advisors, LLC, American Realty Capital Global Daily Net Asset Value Trust, Inc., American Realty Capital Global Advisors, LLC, Business Development Corporation of America, BDCA Adviser, LLC, American Realty Capital Properties, Inc., ARC Properties Advisor, LLC, American Realty Capital New York Recovery REIT, Inc. and New York Recovery Advisors, LLC. We may also share Client Information with selected nonaffiliated third parties, each of which is bound by written agreements of confidentiality with respect to the use and disclosure of Client Information. The sharing of Client Information with nonaffiliated third parties is carefully limited as described in this section. We may disclose Client Information to the following types of third parties: l Financial service providers that assist us in servicing your accounts, such as the distributor of the American Realty Capital programs, Realty Capital Securities, LLC and the transfer agent. l Nonfinancial companies, such as service providers that fulfill product information requests or maintain our website. l Others, such as joint account holders and those with whom you have consented in writing to our sharing your Client Information. In addition, we may share the Client Information with other companies with whom we have teamed through a joint marketing agreement to provide you with a particular benefit or service. We may also share Client Information with other companies that perform specific or contracted services on our behalf in connection with the products and services provided or offered to you and as otherwise permitted by law. We Protect Client Information About Former Customers If you terminate your relationship with us, we will continue to adhere to the privacy policies and practices provided in this notice and shall retain all collected Client Information in accordance with Federal law. We Have Safeguards In Place We have physical, electronic and procedural safeguards in place to protect the confidentiality, security and integrity of your Client Information. We restrict access to Client Information to those who need that information in order for us to provide our products and services to you. 6 Select Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION

AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America We restrict access to Client Information to those who need that information in order for us to provide our products and services to you. Our Commitment To You We value the trust of our customers and will continue to recognize the importance of holding your Client Information as confidential. We will maintain accurate Client Information and respond promptly to customer requests to correct information. We will require companies with whom we do business to use Client Information appropriately and to safeguard the confidentiality of such information. We appreciate the opportunity to serve your investment needs. We pledge to follow the policies, safeguards and guidelines as described in this notice, and to protect the confidentiality of your information. Your relationship is very important to us, and we will take great care to honor these commitments to you. Thank you for choosing American Realty Capital. This notice applies to individuals and covers information in connection with consumer transactions. In compliance with government regulations, we provide this notice at the time the customer relationship commences and, to the extent required by law, annually during which the relationship exits. If we change our policies or practices, we will update this Privacy Statement. If you would like to contact us about this Privacy Policy or any data privacy or confidentiality issues, below is our contact information: Jesse Galloway American Realty Capital 405 Park Avenue 12th Floor New York, NY 10022 (212) 4156500 AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Terms & Conditions SECURITIES LAW AND OFFERINGS Please consult your tax and/or your financial advisor for more information on how these products pertain to your particular investment strategy. This Web site may contain forwardlooking statements, within the meaning of Section 27A of the Securities Act of 1933 and 21E of the Securities Exchange Act of 1934, including discussion and analysis of the financial condition of the certain issuers of securities, anticipated capital expenditures required to complete certain projects, amounts of anticipated cash distributions to investors in the future and certain other matters. Readers of this Web site should be aware that there are various factors that could cause actual results to differ materially from any such forwardlooking statements, which include changes in general economic conditions, changes in real estate conditions, construction costs which may exceed estimates, construction delays, increases in interest rates, leaseup risks, inability to obtain new tenants to fill vacant of vacated space, and the potential need to fund tenant improvements or other capital expenditures out of operating cash flow in excess of any reserves therefore. For more information about Business Development Corporation of America ("BDC") investments, including investment policies, charges, and expenses, ask your financial advisor for a free prospectus, click here to view or download a prospectus, or call 12124156500. Please read any such prospectus carefully before you invest or send money. There can be no assurance that the objectives of any BDC investment stated in this presentation will be achieved. The share or unit values of BDC will fluctuate based on the values of the underlying properties and there is no guarantee that past performance will be the same as future results. There is no assurance that a secondary market will exist for BDC securities. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. This material must be read in conjunction with the prospectus in order to understand fully all the implications and risks of any offering of securities to which it relates. By clicking "I Accept" on the clickthrough page of an offering, you represent that you have been provided with the applicable prospectus. RISKS AND SUITABILITY The material on this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. Therefore, this material must be read in conjunction with the prospectus in order to understand fully all the implications and risks of any offering of securities to which it relates. To obtain a paper copy of the prospectus free of charge, call 12124156500. An investment in securities of BDC is subject to significant risks that are described in more detail in the "Risk Factors" and "Conflicts of Interest" sections of the prospectus. Investments in BDC securities are not suitable for all investors. Refer to the applicable prospectus, as amended, for a detailed discussion of risks and suitability standards for your state. An investment in BDC involves significant risks, including the following We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. This is our initial public offering, and no public trading market exists for our shares. We do not currently intend to list our shares on an exchange and do not expect a public trading market to develop for the shares in the foreseeable future. Therefore, if you purchase shares you will likely have limited ability to sell your shares. We have not identified specific investments that we will make with the proceeds from this offering, and therefore you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. We are a new company and have no operating history. We intend to qualify as a regulated investment company, or RIC, under Subchapter M of the Internal Revenue Code of 1986, but may fail to do so. Current market conditions have impacted debt and equity capital markets in the United States. Economic conditions or other factors may affect our ability to borrow for investment purposes, and may therefore adversely affect our ability to achieve our investment objectives. Our ability to achieve our investment objectives depends on our Advisor’s ability to manage and support our investment process. If our Advisor were to lose any members of its senior management team, our ability to achieve our investment objectives could be significantly impacted. Distributions are subject to approval by the Board of Directors. They are not guaranteed, we may not pay distributions and they are subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may pay distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. There is a risk that we may not be able to pay distributions, and that distributions may not grow over time. In addition, our distributions to our stockholders may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, a portion or all of the distributions that we pay may represent a return of capital to you which will lower your tax basis in your shares and reduce the amount of funds we have for investment in targeted assets. A significant portion of our investment portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there is and will be uncertainty as to the value of our portfolio investments. BDCA Advisor, its affiliates and Main Street Capital Corporation face conflicts of interest regarding compensation, investment opportunities and management resources. Because our business model depends to a significant extent upon relationships with private equity sponsors, investment banks, and commercial banks, the inability of our Advisor to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business. Borrowing funds to make investments will expose us to the risk of leverage, increasing the potential for gain or loss on amounts invested. Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse. However, our board of directors may not withdraw our election to be treated as a Business Development Company without stockholder approval. Economic recessions or downturns such as the one we are currently experiencing could impair our portfolio companies and harm our operating results. An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies. HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Select Log in Search Terms & Conditions SECURITIES LAW AND OFFERINGS Please consult your tax and/or your financial advisor for more information on how these products pertain to your particular investment strategy. This Web site may contain forward-looking statements, including discussion and analysis of the financial condition of the certain issuers of securities, anticipated capital expenditures required to complete certain projects, amounts of anticipated cash distributions to investors in the future and certain other matters. Readers of this Web site should be aware that there are various factors that could cause actual results to differ materially from any such forward-looking statements, which include changes in general economic conditions, changes in real estate conditions, construction costs which may exceed estimates, construction delays, increases in interest rates, lease-up risks, inability to obtain new tenants to fill vacant of vacated space, and the potential need to fund tenant improvements or other capital expenditures out of operating cash flow in excess of any reserves therefore. For more information about Business Development Corporation of America ("BDC") investments, including investment policies, charges, and expenses, ask your financial advisor for a free prospectus, click here to view or download a prospectus, or call 1-212-415-6500. Please read any such prospectus carefully before you invest or send money. There can be no assurance that the objectives of any BDC investment stated in this presentation will be achieved. The share or unit values of BDC will fluctuate based on the values of the underlying properties and there is no guarantee that past performance will be the same as future results. There is no assurance that a secondary market will exist for BDC securities. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. This material must be read in conjunction with the prospectus in order to understand fully all the implications and risks of any offering of securities to which it relates. By clicking "I Accept" on the click-through page of an offering, you represent that you have been provided with the applicable prospectus. RISKS AND SUITABILITY The material on this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. Therefore, this material must be read in conjunction with the prospectus in order to understand fully all the implications and risks of any offering of securities to which it relates. To obtain a paper copy of the prospectus free of charge, call 1-212-415-6500. An investment in securities of BDC is subject to significant risks that are described in more detail in the "Risk Factors" and "Conflicts of Interest" sections of the prospectus. Investments in BDC securities are not suitable for all investors. Refer to the applicable prospectus, as amended, for a detailed discussion of risks and suitability standards for your state. An investment in BDC involves significant risks, including, but not limited to, the following: ● This is a blind pool offering. We have not identified specific investments that we will make with the proceeds of this offering, and therefore you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. ● We are a thinly capitalized new company and have no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective. ● Current market conditions have adversely affected the capital markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. We do not expect these conditions to improve in the near future, and these conditions may make it more difficult for us to achieve our investment objective. ● The amount of any distributions we pay is uncertain. Our distributions to our stockholders may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we pay may be paid from the net proceeds of our offering, from our borrowings, or from other sources, and may represent a return of capital to you. ● A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments. ● Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse. ● Our investment adviser, BDCA Adviser, LLC (the Adviser") and its affiliates face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner but which may result in actions that are not in your best interests. ● The potential for our Adviser to earn incentive fees under the investment advisory and management services agreement may create an incentive for the Adviser to enter into investments that are riskier or more speculative than would otherwise be the case, and our Adviser may have an incentive to increase portfolio leverage in order to earn higher management fees. ● We may borrow funds to make investments. As a result, we would be exposed to the risks of borrowing, also known as leverage, which may be considered a speculative investment technique. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested, therefore increasing the risks associated with investing in our securities. Moreover, any assets we may acquire with leverage will be subject to management fees payable to our Adviser. ● We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. ● Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your shares. ● Our investments, especially until we raise significant capital from this offering, may be concentrated in over-the-counter debt securities of a limited number of issuers which will likely carry lower yields than those we will seek in future customized financings, which could result in a lower distribution than we have estimated and magnify the effect of any losses suffered by a few of these investments. ● We will be subject to financial market risks, including changes in interest rates which may have a substantial negative impact on our investments. ● As a result of the annual distribution requirement to qualify as a Registered Investment Company under the Internal Revenue Code, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all. ● We intend to qualify as a RIC but may fail to do so. Such failure would subject us to U.S. federal income tax on all of our income, which would have a material adverse effect on our financial performance.

● We established the offering price for our shares of common stock on an arbitrary basis, and the offering price may not accurately reflect the value of our assets. ● The purchase price for our shares will be determined at each closing date. As a result, your purchase price may be higher than the prior closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior closing price. ● This is a “best efforts” offering and if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. ● One of our potential exit strategies is to list our shares for trading on a national exchange, and shares of publicly traded closed-end investment companies frequently trade at a discount to their net asset value. In such case, we would not be able to predict whether our common stock would trade above, at or below net asset value. This risk is separate and distinct from the risk that our net asset value per share may decline. ● The management of multiple REITs by our executive officers of our Adviser may significantly reduce the amount of time spent on activities related to us and cause other conflicts of interest, which may cause operating results to suffer. ● We will compete for investors with other programs of our sponsor. AMERICAN REALTY CAPITAL WEB SITE TERMS AND CONDITIONS The parent company of our sponsor, American Realty Capital, LLC ("American Realty Capital"), makes this Web site (defined below) available to you for your information and as background for the products and services of American Realty Capital and its parent companies, subsidiaries, affiliates and affiliated funds, including but not limited to BDC (collectively, the "American Realty Capital Entities"), subject to the following terms and conditions: This Web site is offered by American Realty Capital as a convenience to: (1) users of the Web site; (2) a variety of legally and financially separate entities that make up the American Realty Capital Entities which may be either parent companies or subsidiaries of the same entities, affiliates of each other or share common ownership; and (3) legally and financially separate entities that: (i) were or are sponsored or advised by one of the American Realty Capital Entities; or (ii) have some common ownership with one or more of the American Realty Capital Entities from time to time and/or may maintain business relations with any of the American Realty Capital Entities. Most of the entities within described above are licensed to use the names Business Development Corporation of America, American Realty Capital, LLC, American Realty Capital, and/or ARC and related logos. Each American Realty Capital Entity and each other entity described above is a separate legal entity and no legal or financial relationship is to be implied between or among any entities on the Web site within American Realty Capital Entities or such other entities. By accessing the information through the Web site made available at http://www.bdcofamerica.com ("Web site") and other domains registered and used by American Realty Capital Entities, you agree on behalf of yourself, and any and all persons, companies and legal entities ("your principals") that you represent, if any, and any and all employees and agents thereof (collectively, "you" and "your") that you have read and agree to use the Web site in accordance with these Web site terms and conditions ("Terms and Conditions") and the Web site Customer Privacy Policy available for viewing on the Web site and hereby incorporated by reference. Your continued use of the Web site means that you agree that these Terms and Conditions legally bind you in the same manner that a signed, written, nonelectronic contract does. You should not use the Web site in any manner or attempt to access the Web site if you are not willing to be bound and abide by these Web site Terms and Conditions. Your continued use of the Web site also means that you represent and warrant that you are able to enter into legally binding contracts and that you are authorized by your principals, if any, to (i) use the Web site; and (ii) to agree to these Terms and Conditions as a legally binding contract on behalf of you and your company (or legal entities, as applicable). For purposes of the Terms and Conditions, the term "Web site" includes without limitation those parts of the Web site that you can access based on your account with the Web site, if any, including without limitation the publicly available content, materials and information, and any portion thereof, and any other information or materials that may be available to you if you have created an account with the Web site (collectively, "Content"). 1. LICENSE TO THE CONTENT. American Realty Capital grants you a limited, nonexclusive, nontransferable license during the Term (defined below) to access the Web site solely to display the Content for informational purposes only and to print and/or save copies of the Content with or on your personal computer, solely for your use in obtaining information regarding the American Realty Capital Entities. Any other use of the Content or the Web site is expressly prohibited. All other rights in the Content and the Web site are reserved by American Realty Capital and its licensors. American Realty Capital reserves all rights in the Web site and you agree these Terms and Conditions do not grant you any rights in or licenses to the Web site, except for this express, limited license. You will not otherwise copy, transmit, distribute, sell, license, de-compile, reverse engineer, disassemble, modify, publish, participate in the transfer or sale of, create derivative works from, perform, display, incorporate into another Web site, or in any other way exploit any of the Content or any other part of the Web site or any derivative works thereof, in whole or in part for commercial or non-commercial purposes without the express prior written permission of American Realty Capital. Without limiting the foregoing, you will not frame or display the Web site (or any part of the Web site) as part of any Web site or any other work of authorship without the express prior written permission of American Realty Capital. Material available through the Advisorspecific area of the site is intended for Broker-dealer Use Only and should not be provided to potential clients unless otherwise noted for Client Use. 2. PRODUCTS AND SERVICES. The information regarding the American Realty Capital Entities provided on the Web site may change at any time. In addition, eligibility or suitability requirements may apply for access to this information or any transaction with or regarding the American Realty Capital Entities and they may not be available in all geographic areas. 3. WEB SITE ACCURACY. The information published on the Web site is provided as a convenience to visitors and is provided for informational purposes only. Accordingly, you should verify all information before relying on it, and all decisions based on information contained in the Web site are your sole responsibility. If you need specific details about any information contained in our Web site, you should contact American Realty Capital as provided in the "Contact Us" section of the Web site. Photographs on this Web site are for illustrative purposes only. Investors in Business Development Corporation of America may not acquire an interest in any of these properties. 4. WEB SITE RESTRICTIONS. As a condition of your use of the Web site, you represent and warrant that you shall not use the Web site for any purpose that is unlawful or that is prohibited by these Terms and Conditions. You will not submit any false, misleading or inaccurate information to the Web site. You will abide by all applicable local, state, national and international laws and regulations and you shall be solely responsible and liable for all of your acts or omissions that occur while you use the Web site. By ways of example, and not as a limitation, you will not use the Web site to: (a) Defame, abuse, harass, stalk, threaten or otherwise violate or infringe the legal rights (such as, but not limited to, rights of privacy, publicity and intellectual property) of others; (b) Publish, distribute or disseminate any harmful, inappropriate, profane, vulgar, infringing, obscene, tortious, indecent, immoral or otherwise objectionable material or information; (c) Transmit or upload any material to the Web site that contains viruses, trojan horses, worms, time bombs, cancelbots, or any other harmful or deleterious programs; (d) Interfere with or disrupt the Web site networks or servers; (e) Harvest or otherwise collect information from the Web site about others, including without limitation email addresses, without proper consent; (f) Use the account, login identification, or password of another party to access the Web site; (g) Otherwise attempt to gain unauthorized access to the Web site, other accounts, computer systems or networks connected to the Web site, through password mining or any other means; or (h) Interfere with another individual's or entity's use or enjoyment of the Web site. American Realty Capital has no obligation to monitor your use of the Web site or retain the content of any of your sessions on the Web site. By transmitting information through the Web site, you accept the risk that such information as well as any information that we transmit to you, may be intercepted by third parties. In addition, messages that you send to us by email may not be secure. We recommend that you do not send any confidential information to us by email. If you choose to send any confidential information to us via email, you accept the risk that this information may be intercepted by a third party. American Realty Capital reserves the right at all times to monitor, review, retain and/or disclose any information as necessary to satisfy any applicable law, regulation, legal process or governmental request or as otherwise may be legally permissible. 5. DISCLAIMER OF WARRANTIES. NO MATERIALS OR OTHER ADVICE OR INFORMATION, WHETHER ORAL, WRITTEN OR IN ANOTHER FORM, OBTAINED BY YOU THROUGH THE WEB SITE OR OTHERWISE, WILL CREATE ANY WARRANTY NOT EXPRESSLY PROVIDED IN THESE TERMS AND CONDITIONS. YOU UNDERSTAND AND AGREE THAT ANY MATERIAL AND/OR DATA DOWNLOADED OR OTHERWISE OBTAINED THROUGH THE USE OF OR FROM THE WEB SITE IS DONE AT YOUR OWN DISCRETION AND RISK AND THAT YOU WILL BE SOLELY RESPONSIBLE FOR ANY DAMAGE TO YOUR COMPUTER SYSTEM OR LOSS OF DATA THAT RESULTS FROM THE DOWNLOAD OF SUCH MATERIAL AND/OR DATA. YOU EXPRESSLY AGREE THAT YOUR USE OF THE WEB SITE IS AT YOUR SOLE RISK. THE WEB SITE IS PROVIDED TO YOU "AS IS." 6. LIMITATIONS OF LIABILITY. TO THE MAXIMUM EXTENT PERMITTED BY APPLICABLE LAW, YOU AGREE THAT AMERICAN REALTY CAPITAL AND ALL OF THE AMERICAN REALTY CAPITAL ENTITIES, AND THEIR RESPECTIVE OFFICERS, DIRECTORS, MANAGERS, ADVISORY BOARD MEMBERS, EMPLOYEES, CONTRACTORS, AND AGENTS (INCLUDING WITHOUT LIMITATION ANY BROKER DEALER ENTITIES THAT PROVIDE PRODUCTS OR SERVICES FOR YOU ARISING OUT OF, OR SEPARATE FROM, YOUR USE OF THE WEB SITE) (COLLECTIVELY, "AMERICAN REALTY CAPITAL PAR

TIES") SHALL NOT HAVE ANY LIABILITY TO YOU FOR ANY INDIRECT, INCIDENTAL, SPECIAL, CONSEQUENTIAL OR EXEMPLARY DAMAGES, DAMAGES FOR LOSS OF PROFITS, GOODWILL, USE, DATA OR OTHER INTANGIBLE LOSSES THAT ARISE OUT OF OR RELATE TO YOUR USE OF THE WEB SITE. IN NO EVENT WILL THE TOTAL, AGGREGATE LIABILITY OF THE AMERICAN REALTY CAPITAL PARTIES FOR DAMAGES OF ANY TYPE, EXPENSES OR LOSSES UNDER ANY CLAIM, CAUSE OF ACTION, LAWSUIT OR PROCEEDING ARISING OUT OF OR RELATING TO YOUR USE OF THE WEB SITE EXCEED FIVE HUNDRED DOLLARS ($500). THE LIABILITY LIMITATIONS IN THIS SECTION SHALL APPLY REGARDLESS OF WHETHER THE CLAIM, CAUSE OF ACTION, LAWSUIT OR PROCEEDING IS BASED IN CONTRACT, TORT, NEGLIGENCE, STRICT LIABILITY OR OTHERWISE, AND REGARDLESS OF WHETHER AMERICAN REALTY CAPITAL HAS BEEN ADVISED OF THE POSSIBILITY OF THE APPLICABLE DAMAGES. 7. LINKS WITH OTHER WEB SITES. American Realty Capital may provide links to other Web sites or resources ("Linked Sites"). You acknowledge and agree that American Realty Capital has no control over and is not responsible for the Linked Sites. American Realty Capital's reference to or use of tangible or intangible property, a product, service, or process does not imply American Realty Capital's recommendation, approval, affiliation, or sponsorship of that respective property, product, service, or process. You agree that the American Realty Capital Parties shall not be responsible or liable, directly or indirectly, for any damage or loss arising out of or relating to the Linked Sites, including without limitation content, property, goods or services available on the Linked Sites. Links to the Web site are not permitted without the express prior permission of American Realty Capital. 8. INDEMNIFICATION. You agree to defend, indemnify, and hold the American Realty Capital Entities harmless from any and all damages, costs and expenses, including without limitation reasonable attorneys' fees, arising out or relating to any and all third party claims, demands or allegations arising out of or relating to your use of the Web site, including without limitation arising out of or relating to your violation of the Terms and Conditions, any applicable laws, or your violation of any rights of a third party. 9. MODIFICATIONS. American Realty Capital may change the Terms and Conditions from time to time. American Realty Capital will require your assent to the revised Terms and Conditions. If you do not provide such an assent, such as through clicking the applicable "I Agree" button, among other methods, then your use of the Web site will terminate in accordance with Section 11 below. American Realty Capital reserves the right to modify or temporarily discontinue your access to the Web site or parts thereof, with or without notice to you. You agree that American Realty Capital shall not be liable to you or any third-party for any modification to the Web site or your access to the Web site. 10. INTERNET ACCESS. To use the Web site, you must at no cost to American Realty Capital: (a) provide for your own access to the World Wide Web and pay any service fees associated with such access; (b) provide all equipment necessary for you to make such connection to the World Wide Web, including without limitation a computer and modem or broadband Internet connection. 11. TERMINATION. The term ("Term") of these Terms and Conditions shall be until either you or American Realty Capital terminates your Web site account, with or without cause at any time and effective immediately. American Realty Capital may additionally, in its sole discretion, immediately terminate these Terms and Conditions should you fail to adhere to these Terms and Conditions. You agree that the American Realty Capital Entities shall not be liable to you or any third party for termination of these Terms and Conditions. Should you object to any terms or conditions of these Terms and Conditions or any subsequent modifications to these Terms and Conditions or become dissatisfied with the any part of the Web site in any way, your sole and exclusive remedy is to immediately: (1) terminate use of the Web site; and (2) notify American Realty Capital in writing of your termination of your agreement to these Terms and Conditions. Upon expiration of the Term or termination of these Terms and Conditions, your license rights to the Web site immediately cease. Sections 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16 and 17 will survive and remain in full force and effect after termination. 12. ARBITRATION. You agree with American Realty Capital that any dispute arising in connection with these Terms and Conditions or the performance of any party under these Terms and Conditions or otherwise relating to these Terms and Conditions shall be shall be referred to binding arbitration in New York, New York, in accordance with the rules of the American Arbitration Association by a panel of three arbitrators. Each of the parties shall name one arbitrator. The third arbitrator shall be selected by the two named arbitrators from the list of the current active members of the American Arbitration Association. The arbitration shall be binding, final, not appealable, enforceable and in lieu of any right to sue or seek other arbitration in any court or tribunal. Notwithstanding the foregoing, either you or any of the American Realty Capital Entities shall be entitled to apply to any court of competent jurisdiction for a temporary restraining order, preliminary injunction, permanent injunction or other equitable relief, without breach of this arbitration provision. 13. EQUITABLE RELIEF. You acknowledge that any use or threatened use of the Web site or Content in a manner inconsistent with these Terms and Conditions shall cause immediate irreparable harm to American Realty Capital and/or the other American Realty Capital Entities for which there is no adequate remedy at law. Accordingly, you acknowledge and agree that American Realty Capital and the other American Realty Capital Entities shall be entitled to immediate and permanent injunctive relief from a court of competent jurisdiction in the event of any such breach or threatened breach by you. You agree and stipulate that American Realty Capital and the American Realty Capital Entities shall be entitled to such injunctive relief without posting a bond or other security; provided however that if the posting of a bond is a prerequisite to obtaining injunctive relief, then a bond in the amount of $1000 shall be sufficient. Nothing contained herein shall limit the right of American Realty Capital or any other American Realty Capital Entities to any remedies at law, including without limitation the recovery of damages from you for breach of these Terms and Conditions, as applicable. 14. ASSIGNMENT. YOU WILL NOT ASSIGN, INCLUDING WITHOUT LIMITATION BY OPERATION OF LAW, CHANGE OF CONTROL OR OTHERWISE, YOUR RIGHTS OR LICENSES TO THE WEB SITE PROVIDED UNDER THESE TERMS AND CONDITIONS, EITHER IN WHOLE OR IN PART WITHOUT THE PRIOR WRITTEN CONSENT OF AMERICAN REALTY CAPITAL. AMERICAN REALTY CAPITAL SHALL HAVE THE RIGHT TO ASSIGN THESE TERMS AND CONDITIONS. ANY ATTEMPT TO ASSIGN THESE TERMS AND CONDITIONS CONTRARY TO THIS SECTION WILL BE VOID AND HAVE NO EFFECT. 15. COPYRIGHT AND TRADE NAMES. ALL OF THE INFORMATION ON THE WEB SITE, INCLUDING TEXT, IMAGES, GRAPHICS AND SOFTWARE, IS THE PROPERTY OF AMERICAN REALTY CAPITAL, LLC, EXCEPT AS OTHERWISE INDICATED, AND IS PROTECTED BY COPYRIGHT AND OTHER INTELLECTUAL PROPERTY LAWS. IN ADDITION, THE COLLECTION, ARRANGEMENT AND ASSEMBLY OF CONTENT ON THIS WEB SITE IS THE EXCLUSIVE PROPERTY OF AMERICAN REALTY CAPITAL, LLC AND IS LIKEWISE PROTECTED BY COPYRIGHT AND OTHER INTELLECTUAL PROPERTY LAWS. YOU MAY VIEW, DOWNLOAD AND REPRINT INFORMATION AND MATERIALS CONTAINED ON THIS WEB SITE (I) SOLELY FOR INFORMATIONAL PURPOSES AND FOR NO OTHER PURPOSE, AND (II) PROVIDED THAT NEITHER THE MATERIALS, NOR ANY PROPRIETARY NOTICES THEREIN ARE MODIFIED OR ALTERED IN ANY WAY. The Web site is Copyright © 2011 American Realty Capital, LLC All rights reserved. The Web site features trade names, logos and other trademarks and service marks that are the property of, or are licensed to, American Realty Capital, LLC or other American Realty Capital Entities. The Web site may also include trademarks or service marks of third parties. All of these trademarks are the property of their owners and you agree not to use or display them in any manner without the prior written permission of the applicable trademark owner. You also agree not to use, copy, modify or display any of these marks in any manner likely to cause confusion or in any manner that disparages or discredits any American Realty Capital Entities. Without limitation the following are proprietary trade names of American Realty Capital Entities owned by American Realty Capital, LLC: Business Development Corporation of America and American Realty Capital Trust, Inc. 16. NOTICE. Any notice required or allowed under these Terms and Conditions shall be deemed properly given and effective upon (a) (i) actual delivery, if delivery is by hand; (ii) upon receipt by the transmitting party of confirmation or answer back, if delivery is by telex, telegram or facsimile; (iii) five (5) days after delivery into the regular mail, postage prepaid by registered or certified mail, return receipt-requested to the respective party at the following address; or (b) if you have provided an email address, to you immediately upon transmittal of an email to such email address: If to you: Such notice will be sent to you based on the contact information you have submitted to American Realty Capital. If to American Realty Capital: 405 Park Avenue, 15th Floor, New York, NY 10022 ATTENTION: General Counsel FAX: 212-421-5799 or at such other address as the parties may designate by notice given pursuant to this clause.

17. GENERAL. THE TERMS AND CONDITIONS AND THE RELATIONSHIP BETWEEN YOU AND AMERICAN REALTY CAPITAL AND THE OTHER AMERICAN REALTY CAPITAL ENTITIES SHALL BE GOVERNED BY THE LAWS OF THE STATE OF NEW YORK WITHOUT REGARD TO ITS CONFLICT OF LAW PROVISIONS. Subject to Section 12 (Arbitration), you and American Realty Capital agree to submit to the non-exclusive jurisdiction of the courts located within the City of New York, New York, provided that any lawsuits or other claims brought by you must be brought exclusively within the City of New York, New York. You hereby consent and submit to the exclusive in personam jurisdiction of such courts, waive any objection based on forum non conveniens and waive any objection to venue of any action instituted hereunder to the extent that an action is brought in the courts identified above. The failure of American Realty Capital to exercise or enforce any right or provision of the Terms and Conditions shall not constitute a waiver of such right or provision. If any provision of the Terms and Conditions is found by a court of competent jurisdiction to be invalid, the parties nevertheless agree that the court should endeavor to give effect to the parties' intentions as reflected in the provision, and the other provisions of the Terms and Conditions remain in full force and effect. The section titles in the Terms and Conditions are for convenience only and have no legal or contractual effect. American Realty Capital shall not be liable for delays or failure to make the Web site (including without limitation the Content) available if due to any cause or conditions beyond American Realty Capital's reasonable control, including, but not limited to, delays or failures due to acts of God, acts of civil or military authority, fire, flood, strikes, wars, failure of the Internet backbone or shortage of power. American Realty Capital agrees to make the Web site available hereunder as an independent contractor, and in no event shall the employees and/or agents of American Realty Capital or any of the other American Realty Capital Entities be deemed your employees and/or agents. Each party acknowledges that it is not entering into these Terms and Conditions on the basis of any representation not expressly contained in the Terms and Conditions. The Terms and Conditions constitutes the entire agreement between you and American Realty Capital (and the other American Realty Capital Entities) concerning this subject matter, and supersedes and cancels any and all prior or contemporaneous agreements or contracts, whether written or oral. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America

About the Fund Business Development Corporation of America (“BDCA”) is a nontraded income and growth fund that invests in the debt and equity of private U.S. middle market companies. It will provide capital to middle market companies (companies with annual revenues from $10 million to $1 billion) in an effort to drive the growth and profitability of these enterprises. Learn More News ◄ ► View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 2124156500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 8773732522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Business Development Corporation of America Announces Initial Distributions 23 June Select Log in Search HOME INTRODUCTION THE OFFERING LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION ● Home ● Introduction ° American Business ° What is a BDC? ● The Offering ° Offering Overview ° Investment Objectives ° Investment Strategy ° Market Opportunity ° Offering Details ° Risk Factors ● Leadership ° Executive Team ● Portfolio ° Portfolio Overview ° Current Investment Portfolio ● Investor Relations ° Forms ° SEC Filings ° Corporate Governance ° News ● How To Invest ● Education ° Why Buy Middle Market Loans? ° How are Middle Market Firms Valued? ° Advance Rates Illustrated AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA" or the "Company") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN THE COMPANY SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Attorney-General of the State of New York nor any other state or federal regulator has passed on or endorsed the merits of this offering or these securities or confirmed the adequacy or accuracy of the prospectus. Any representation to the contrary is unlawful. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in the Company including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America